Deferred Income Tax Assets and Liabilities (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)
Canada
Deferred Income Tax Assets And Liabilities [Line Items]
Gross amount	$ 19,911	$ 19,911
Amount for which no deferred income tax asset is recognized	13	$ 13
Canada | Bottom of range
Deferred Income Tax Assets And Liabilities [Line Items]
Expiration period for estimated accumulated non capital losses		2035
Canada | Top of range
Deferred Income Tax Assets And Liabilities [Line Items]
Expiration period for estimated accumulated non capital losses		2038
Germany
Deferred Income Tax Assets And Liabilities [Line Items]
Gross amount	2,738	$ 2,738
Amount for which no deferred income tax asset is recognized	$ 0	0
Expiration dates for estimated accumulated non capital losses	Indefinite
Austria
Deferred Income Tax Assets And Liabilities [Line Items]
Gross amount	$ 6,125	6,125
Amount for which no deferred income tax asset is recognized	6,125	$ 6,125
Expiration dates for estimated accumulated non capital losses		Indefinite
China
Deferred Income Tax Assets And Liabilities [Line Items]
Gross amount	226	$ 226
Amount for which no deferred income tax asset is recognized	226	$ 226
Expiration period for estimated accumulated non capital losses		2023
Malta
Deferred Income Tax Assets And Liabilities [Line Items]
Gross amount	98,752	$ 98,752
Amount for which no deferred income tax asset is recognized	70,056	$ 70,056
Expiration dates for estimated accumulated non capital losses		Indefinite
Uganda
Deferred Income Tax Assets And Liabilities [Line Items]
Gross amount	33,544	$ 33,544
Amount for which no deferred income tax asset is recognized	$ 0	$ 0
Expiration dates for estimated accumulated non capital losses		Indefinite